Annual Total Returns[BarChart] - PIMCO Investment Grade Credit Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.86%	14.99%	(1.69%)	8.76%	0.28%	6.99%	7.95%	(2.02%)	14.71%	7.51%